STAPLED UNITHOLDERS' EQUITY - Stapled Unit Offerings (Details) - Issued capital - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Nov. 24, 2020	Jun. 02, 2020	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stappled units offering units	3,841,000	4,255,000	4,600,000	3,749,000	8,096,000	8,349,000
Price per unit issued	$ 75.00	$ 68.00	$ 64.00	$ 61.50
Proceeds from units issue	$ 288.1	$ 289.3	$ 294.4	$ 230.6
Issuance costs of units	12.2	12.4	12.8	10.2	$ 0.1
Net proceeds after deducting offering cost	$ 275.9	$ 276.9	$ 281.6	$ 220.4
Underwriter over allotment option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stappled units offering units	501,000	555,000	600,000	489,000